Property Plant and Equipment (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 370	$ 392
Costs [Member]
Statement [Line Items]
Depreciation charges	921	998
Selling Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 5	$ 9